Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed information about cash and cash equivalents [line items]
Cash received on repurchase agreements	€ 322.0	€ 1,373.0
Cash collateral on securities lended	€ (2,480.0)	€ (3,277.0)
Weighted effective interest rate on short-term deposits	0.39%	0.32%
Short-term deposits maturity days	28 days	31 days
Percentage of deposit with agreed maturity		1.00%
Description of cash flow based on valuation of assets	This deposit is renewed 12 times per year, based on an updated valuation of total assets. The interest received on this deposit is equal to the ECB deposit rate (which was -40bp throughout 2017 and 2018).
Interest received on deposit	0.40%	0.40%
Minimum balance on deposit with Dutch Central Bank		€ 70.0	€ 67.0
Effects of changes in exchange rate	€ 35.0	(196.0)	(23.0)
Increase (decrease) in net cash flows from operating activities	(36.0)	(2,766.0)
Net cash flows from (used in) operating activities	517.0	553.0	3,319.0
Increase (decrease) in net cash flows from investing activities	758.0	(118.0)
Net cash flows from (used in) investing activities	(438.0)	(1,196.0)	(1,078.0)
Business combination consideration transferred	89.0	52.0
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	8,744.0	10,768.0	11,347.0
Increase (decrease) in net cash flows from financing activities	(2,914.0)	984.0
Net cash flows from (used in) financing activities	(2,395.0)	519.0	(465.0)
Increase (decrease) in net cash flows from operating activities	(36.0)	(2,766.0)
Disposals [member]
Detailed information about cash and cash equivalents [line items]
Consideration received	214.0	299.0
Consideration received in cash and cash equivalents	202.0	306.0
Earn-out	2.0	7.0
Reinsurance transactions and disposal of entities [member]
Detailed information about cash and cash equivalents [line items]
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	416.0	1,361.0
Securities lending [member]
Detailed information about cash and cash equivalents [line items]
Cash received on repurchase agreements	6,200.0	7,000.0
Cash collateral on securities lended	2.0	7.0
Income from securities lending programs	€ 8.0	€ 11.0	€ 13.0